Revenue - Remaining performance obligations (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 75,378
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 58,966
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 4,729
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 4,729
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 4,729
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 2,225
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	5 years